Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 17 – INCOME TAXES

The provision for income tax expense consists of the following for the years ended December 31:

(Dollars in thousands)	2014	2013	2012
Current expense	$69,612	$62,468	$44,125
Deferred benefit	(24,955)	(35,943)	(7,527)
Tax credits	(12,012)	(11,690)	(8,756)
Tax benefits attributable to items charged to equity and goodwill	2,105	1,034	654

	$34,750	$15,869	$28,496

There was a balance receivable of $2 million and a balance payable of $8 million for federal and state income taxes at December 31, 2014 and 2013, respectively. The provision for federal income taxes differs from the amount computed by applying the federal income tax statutory rate of 35 percent on income before income tax expense as indicated in the following analysis for the years ended December 31:

(Dollars in thousands)	2014	2013	2012
Federal tax based on statutory rate	$49,070	$28,340	$36,712
Increase (decrease) resulting from:
Effect of tax-exempt income	(7,064)	(7,282)	(7,558)
Interest and other nondeductible expenses	2,642	2,007	1,847
State taxes, net of federal Benefit	2,531	3,237	4,938
Tax credits	(12,012)	(11,690)	(8,756)
Other	(417)	1,257	1,313

	$34,750	$15,869	$28,496

Effective tax rate	24.8%	19.6%	27.2%

The composition of other items resulting in a net tax benefit of $0.4 million for the year ending December 31, 2014 arose principally from an increase of $3.2 million for basis reductions associated with federal tax credits, offset by $3.6 million of other discrete items, including BOLI death benefits and prior year provision-to-return adjustments.

The net deferred tax asset at December 31 is as follows:

(Dollars in thousands)
	2014	2013
Deferred tax asset:
NOL carryforward	$978	$1,001
Allowance for credit losses	59,267	85,101
Deferred compensation	6,631	6,315
Basis difference in acquired assets	53,202	70,136
Unrealized loss on available for sale investments	—	8,880
OREO	9,845	31,943
Other	13,530	19,509

	143,453	222,885

Deferred tax liability:
Basis difference in acquired assets	(53,940)	(130,426)
Gain on acquisition	(2,426)	(17,693)
FHLB stock	(85)	(36)
Premises and equipment	(9,652)	(10,209)
Acquisition intangibles	(12,151)	(12,113)
Deferred loan costs	(3,771)	(2,915)
Unrealized gain on available for sale investments	(4,052)	—
Investments acquired	(570)	(235)
Swap gain	(75)	(75)
Other	(12,908)	(11,089)

	(99,630)	(184,791)

Net deferred tax asset	$43,823	$38,094

The Company determined that the net deferred tax asset is more likely than not to be realized based on an assessment of all available positive and negative evidence and therefore no valuation allowance has been recorded as of December 31, 2014 or 2013.

Retained earnings at December 31, 2014 and 2013 included approximately $21.9 million accumulated prior to January 1, 1987 for which no provision for federal income taxes has been made. If this portion of retained earnings is used in the future for any purpose other than to absorb bad debts, it will be added to future taxable income.

The Company does not believe it has any unrecognized tax benefits included in its consolidated financial statements. The Company has not had any settlements in the current period with taxing authorities, nor has it recognized tax benefits as a result of a lapse of the applicable statute of limitations.

During the years ended December 31, 2014, 2013, and 2012, the Company did not recognize any interest or penalties in its consolidated financial statements, nor has it recorded a liability for interest or penalty payments.